Accounts Payable and Accrued Liabilities	12 Months Ended
Dec. 31, 2019
Trade And Other Current Payables [Abstract]
Accounts Payable and Accrued Liabilities

22. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

As at December 31,	2019	2018
Accruals	1,100	675
Trade	939	767
Interest	49	80
Partner Advances	16	237
Employee Long-Term Incentives	60	36
Joint Operations Payable	2	3
Other	44	35
	2,210	1,833